GECC Financing Receivables and Allowance for Losses on Financing Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Loans and Leases Receivable Disclosure [Abstract]
GECC financing receivables
FINANCING RECEIVABLES, NET

December 31 (In millions)	2014	2013

Loans, net of deferred income	$197,949	$211,622
Investment in financing leases, net of deferred income	24,347	26,686
	222,296	238,308
Allowance for losses	(4,914)	(4,986)
Financing receivables – net(a)	$217,382	$233,322

(a) Financing receivables at December 31, 2014 and 2013 included $209 million and $429 million, respectively, relating to loans that had been acquired in a transfer but have been subject to credit deterioration since origination.

Net Investment in Financing Leases
NET INVESTMENT IN FINANCING LEASES

	Total financing leases		Direct financing leases(a)		Leveraged leases(b)
December 31 (In millions)	2014	2013	2014	2013	2014	2013

Total minimum lease payments receivable	$26,629	$29,864	$22,085	$24,492	$4,544	$5,372
Less principal and interest on third-party
non-recourse debt	(2,791)	(3,457)	-	-	(2,791)	(3,457)
Net rentals receivables	23,838	26,407	22,085	24,492	1,753	1,915
Estimated unguaranteed residual value
of leased assets	4,168	4,875	2,445	2,885	1,723	1,990
Less deferred income	(3,659)	(4,596)	(2,749)	(3,542)	(910)	(1,054)
Investment in financing leases, net of
deferred income	24,347	26,686	21,781	23,835	2,566	2,851
Less amounts to arrive at net investment
Allowance for losses	(180)	(202)	(165)	(192)	(15)	(10)
Deferred taxes	(4,044)	(4,078)	(2,250)	(1,788)	(1,794)	(2,290)
Net investment in financing leases	$20,123	$22,406	$19,366	$21,855	$757	$551

  Included $284 million and $317 million of initial direct costs on direct financing leases at December 31, 2014 and 2013, respectively.
  Included pre-tax income of $111 million and $30 million and income tax of $43 million and $11 million during 2014 and 2013, respectively. Net investment credits recognized on leveraged leases during 2014 and 2013 were insignificant.

Contractual Maturities
CONTRACTUAL MATURITIES

	Total	Net rentals
(In millions)	loans	receivable

Due in
2015	$49,317	$8,013
2016	13,669	5,437
2017	14,041	3,739
2018	11,148	2,561
2019	10,926	1,483
2020 and later	33,984	2,605
	133,085	23,838
Consumer revolving loans	64,864	-
Total	$197,949	$23,838

Financing receivables - net
FINANCING RECEIVABLES

(In millions)	2014	2013

Commercial
CLL
Americas	$67,096	$69,036
International	43,407	47,431
Total CLL	110,503	116,467
Energy Financial Services	2,580	3,107
GE Capital Aviation Services (GECAS)	8,263	9,377
Other	130	318
Total Commercial	121,476	129,269

Consumer
Non-U.S. residential mortgages	24,893	30,501
Non-U.S. installment and revolving credit	10,400	15,731
U.S. installment and revolving credit	59,863	55,854
Other	5,664	6,953
Total Consumer	100,820	109,039
Total financing receivables	222,296	238,308
Allowance for losses	(4,914)	(4,986)
Total financing receivables – net	$217,382	$233,322

Schedule Of Allowance For Losses
ALLOWANCE FOR LOSSES ON FINANCING RECEIVABLES

		Provision
	Balance at	charged to			Gross				Balance at
(In millions)	January 1	operations	Other	(a)	write-offs	(b)	Recoveries	(b)	December 31

2014
Commercial
CLL
Americas	$473	$307	$(3)		$(422)		$100		$455
International	505	159	(37)		(351)		100		376
Total CLL	978	466	(40)		(773)		200		831
Energy Financial Services	8	30	(1)		(17)		6		26
GECAS	17	39	-		(10)		-		46
Other	2	-	(2)		-		-		-
Total Commercial	1,005	535	(43)		(800)		206		903

Consumer
Non-U.S. residential mortgages	358	256	(151)		(207)		69		325
Non-U.S. installment and revolving credit	650	338	(260)		(787)		458		399
U.S. installment and revolving credit	2,823	2,875	19		(3,138)		607		3,186
Other	150	75	(33)		(151)		60		101
Total Consumer	3,981	3,544	(425)		(4,283)		1,194		4,011
Total	$4,986	$4,079	$(468)		$(5,083)		$1,400		$4,914

2013
Commercial
CLL
Americas	$496	$289	$(1)	$(425)	$114	$473
International	525	445	1	(556)	90	505
Total CLL	1,021	734	-	(981)	204	978
Energy Financial Services	9	(1)	-	-	-	8
GECAS	8	9	-	-	-	17
Other	3	(1)	-	(2)	2	2
Total Commercial	1,041	741	-	(983)	206	1,005

Consumer
Non-U.S. residential mortgages	480	269	10	(458)	57	358
Non-U.S. installment and revolving credit	649	647	(106)	(1,093)	553	650
U.S. installment and revolving credit	2,282	3,006	(51)	(2,954)	540	2,823
Other	172	127	11	(236)	76	150
Total Consumer	3,583	4,049	(136)	(4,741)	1,226	3,981
Total	$4,624	$4,790	$(136)	$(5,724)	$1,432	$4,986

  Other primarily included the 2014 reclassifications of Budapest Bank and GEMB-Nordic to held for sale, dispositions and the effects of currency exchange. GEMB-Nordic was subsequently sold in the fourth quarter of 2014.
  Net write-offs (gross write-offs less recoveries) in certain portfolios may exceed the beginning allowance for losses as a result of losses that are incurred subsequent to the beginning of the fiscal year due to information becoming available during the current year, which may identify further deterioration on existing financing receivables.

ALLOWANCE FOR LOSSES ON FINANCING RECEIVABLES

		Provision
	Balance at	charged to			Gross				Balance at
(In millions)	January 1	operations	Other	(a)	write-offs	(b)	Recoveries	(b)	December 31

2012
Commercial
CLL
Americas	$893	$122	$(52)		$(578)		$111		$496
International	557	411	(6)		(524)		87		525
Total CLL	1,450	533	(58)		(1,102)		198		1,021
Energy Financial Services	26	4	-		(24)		3		9
GECAS	17	4	-		(13)		-		8
Other	37	1	(20)		(17)		2		3
Total Commercial	1,530	542	(78)		(1,156)		203		1,041

Consumer
Non-U.S. residential mortgages	545	112	8		(261)		76		480
Non-U.S. installment and revolving credit	791	308	20		(1,120)		650		649
U.S. installment and revolving credit	2,008	2,666	(24)		(2,906)		538		2,282
Other	199	132	18		(257)		80		172
Total Consumer	3,543	3,218	22		(4,544)		1,344		3,583
Total	$5,073	$3,760	$(56)		$(5,700)		$1,547		$4,624

  Other primarily included transfers to held for sale and the effects of currency exchange.
  Net write-offs (gross write-offs less recoveries) in certain portfolios may exceed the beginning allowance for losses as a result of losses that are incurred subsequent to the beginning of the fiscal year due to information becoming available during the current year, which may identify further deterioration on existing financing receivables.